ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.5

Unique ID	Prior GS ID	JCIII LoanKey	Servicer ID	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
194058096	XXX	XXX	XXX	XXX	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Mortgage/DOT Not Notarized		2	[2] Credit Score Disclosure Not Present [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] Missing Initial Application [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations				MA	1/XX/2007	Rate/Term Refi	Owner Occ	80	80	43.61
194058656	XXX	XXX	XXX	XXX	3	1			3	[3] Finance Charge underdisclosed >$XXX for Purchase	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for purchase transactions. TIL Itemization did not disclose the closing attorney fee of $XXX as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	AL	8/XX/1997	Purchase	Owner Occ	95.87	95.87	41.19
194058545	XXX	XXX	XXX	XXX	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] Missing Initial Application				IA	6/XX/2004	Cashout Refi	Owner Occ	80	80	41.07
194058165	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [2] Missing Initial Application		3	[3] ROR Missing [3] TIL Incomplete [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure	Final TIL incomplete due to not being signed or dated by the borrower.	TESTED		PA	3/XX/2008	Cashout Refi	Owner Occ	65	65	44.03
194057910	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			NY	6/XX/2004	Purchase	Owner Occ	74.07	74.07	28.79
194058594	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				WI	8/XX/2004	Cashout Refi	Owner Occ	80	100	31.37
194058023	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application	3	[3] ROR Missing
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial TIL Missing
													ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	IL	3/XX/2005	Cashout Refi	Owner Occ	75	85	49.79
194058782	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing				AL	1/XX/2007	Cashout Refi	Owner Occ	73.91	73.91	31
194058364	XXX	XXX	XXX	XXX	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing				PA	10/XX/2006	Cashout Refi	Owner Occ	34.43	34.43	39
194058880	XXX	XXX	XXX	XXX	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing				GA	4/XX/2007	Cashout Refi	Owner Occ	95.11	95.11	39
194058775	XXX	XXX	XXX	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial GFE Missing [2] Initial TIL Missing				PA	9/XX/2006	Cashout Refi	Owner Occ	67.86	67.86	54
194058683	XXX	XXX	XXX	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] State - Missing Non-Refundable Fee Disclosure [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note [2] State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice) [2] Initial GFE Missing [2] Initial TIL Missing				OR	8/XX/2006	Rate/Term Refi	Owner Occ	78.31	78.31	71
194058935	XXX	XXX	XXX	XXX	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing				OH	1/XX/2007	Rate/Term Refi	Owner Occ	89.54	89.54	63
194058834	XXX	XXX	XXX	XXX	3	3	[3] Missing Initial Application		3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	NJ	7/XX/2008	HELOC	Owner Occ	25.7	25.7	50
194058701	XXX	XXX	XXX	XXX	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing				AL	7/XX/2006	Cashout Refi	Owner Occ	55.76	55.76
194058030	XXX	XXX	XXX	XXX	3	3	[3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)				CA	5/XX/2007	Cashout Refi	Owner Occ	90	90	49.893
194059291	XXX	XXX	XXX	XXX	3	3	[3] MI Missing [3] Mortgage/DOT Incomplete [3] No Net Tangible Benefit To Borrower	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC. Mortgage incomplete due to missing notary date. Unable to determine net tangible benefit due to missing previous note and payoff statement for subject property. Cash in hand and consumer debt payoff is not more than 2X settlement charges. 1003 reflects payments are increasing.	1					LA	5/XX/2006	Rate/Term Refi	Owner Occ	81.58	81.58	43.98
194058154	XXX	XXX	XXX	XXX	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of No Interim Financing [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Private Mortgage Insurance Notice				CT	10/XX/2005	Cashout Refi	Owner Occ	85	85	23.73